Revenue - Contract balances (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Revenue
Deferred revenue-current	$ 3,193,145		$ 6,864,731
Deferred revenue-noncurrent	3,320		3,713
Total	3,196,465		$ 6,868,444
Revenue recognized from deferred revenue balance	$ 6,420,621	$ 11,015,146